Fair Value Quantitative and Qualitative Disclosures - Summary of Sensitivity Analysis Related to Put Option Per Share (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
Volatility at 10.00% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	$ 48.15
Volatility at 10.00% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	54.88
Volatility at 10.00% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	62.43
Volatility at 12.20% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	56.30
Volatility at 12.20% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	63.43
Volatility at 12.20% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	70.55
Volatility at 15.00% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	66.51
Volatility at 15.00% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	74.04
Volatility at 15.00% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	$ 81.58